Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 213	€ 164
Subsidiaries in capital control restrictions countries [member]
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 21	€ 18